Selected Quarterly Results of Operations - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2019
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 1,087,309	$ 1,066,254	$ 1,048,734	$ 1,086,343	$ 1,052,948	$ 1,026,201	$ 1,047,933	$ 1,041,957	$ 4,288,640		$ 4,169,039		$ 4,086,669
Operating income	154,330	154,919	149,244	140,200	146,938	147,531	156,712	143,577	598,693		594,758		569,746
Net income	$ 123,525	$ 146,150	$ 119,067	$ 299,632	$ 134,463	$ 120,407	$ 127,038	$ 115,932	$ 688,374	[1]	$ 497,840	[1]	$ 479,446	[1]
Basic earnings per share	$ 0.98	$ 1.15	$ 0.92	$ 2.29	$ 1.02	$ 0.90	$ 0.95	$ 0.86	$ 5.36		$ 3.73		$ 3.49
Diluted earnings per share	$ 0.97	$ 1.14	$ 0.91	$ 2.28	$ 1.01	$ 0.90	$ 0.94	$ 0.85	$ 5.32		$ 3.71		$ 3.47

[1]	In fiscal years 2021, 2020 and 2019, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.